UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    December 31, 2009
                                                ------------------

Check here if Amendment [X]; Amendment Number:          1
                                                  ------------
  This Amendment (Check only one.): [ ]  is a restatement.
                                    [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Tactical Allocation Group, LLC
Address:  139 S. Old Woodward Ave.
          Birmingham, MI  48009

Form 13F File Number:  028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James F. Peters, Jr.
Title:    Chief Executive Officer
Phone:    (248) 283-2520

Signature, Place, and Date of Signing:


/s/ James F. Peters, Jr.           Birmingham, MI            February 25, 2010
--------------------------------------------------------------------------------
James F. Peters, Jr.                City, State                     Date


Report Type  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                              0
                                                 ----------------------

Form 13F Information Table Entry Total:                        4
                                                 ----------------------

Form 13F Information Table Value Total:                  $42,236
                                                 ----------------------
                                                       (thousands)



List of Other Included Managers:  NONE




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Page 1 of 1                                                           12/31/2009

                                                     FORM 13F INFORMATION TABLE
                                                            Amendment No. 1

                                         Name of Reporting Manager: Tactical Allocation Group, LLC
      Column 1:         Column 2:    Column 3:   Column 4:    Column 5:              Column 6:    Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                   Market
                           of         CUSIP       Value       Shares or                              Other
    Name of Issuer        Class       Number    (x$1,000)  Principal Amount  Investment Discretion   Mgrs.    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SH/ Put/       Shared  Shared
                                                                     PRN Call Sole Defined  Other          Sole  Shared     None
------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP         COMMON      30231G102        56        808  SH       SOLE                                               808
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER CABLE        COMMON      887317105         1         25  SH       SOLE                                                25
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX LQD     IBOXX INV
                         CPBD        464287242    28,390    272,587  SH       SOLE                                           272,587
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STREETRACKS SPDR
GOLD TR                  GOLD SHS    78463V107    13,879    129,338  SH       SOLE                                           129,338
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                   TOTAL                          42,326
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